Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2020:
Basic EPS
Net income available to common shareholders	$167,319	63,725,819	$2.63
Potential dilutive common shares and warrants	—	127,316
Diluted EPS	$167,319	63,853,135	$2.62
December 31, 2019:
Basic EPS
Net income available to common shareholders	$205,104	65,476,606	$3.13
Potential dilutive common shares and warrants	—	209,078
Diluted EPS	$205,104	65,685,684	$3.12
December 31, 2018:
Basic EPS
Net income available to common shareholders	$215,931	66,106,580	$3.27
Potential dilutive common shares	—	527,240
Diluted EPS	$215,931	66,633,820	$3.24